CONVERTIBLE NOTES PAYABLE (Details - Convertible notes) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Discounts on convertible notes payable	$ (24,820)	$ (46,797)
Total convertible debt less debt discount	3,807,030	3,515,752
Current portion	3,807,030	3,515,752
Long-term portion	0	0
Convertible Notes Payables [Member]
Debt Instrument [Line Items]
Convertible notes payable	$ 3,831,850	$ 3,562,550